Right-of-Use Assets and Operating Lease Liabilities (Tables)	12 Months Ended
Nov. 30, 2024
Right-of-Use Assets and Operating Lease Liabilities [Abstract]
Schedule of Lease Cost	As of November 30, 2024, the Group subsisted of the following non-cancellable lease contracts.
Description of lease	Lease term
Office at Units 2803, 28th Floor of Admiralty Center Tower 1, No 18 Harcourt Road, Hong Kong	From February 14, 2023 through March 31, 2025
Amounts recognized in the consolidated balance sheet:
	As of November 30,
	2023	2024	2024
	HK$	HK$	US$
Right-of-use assets	1,181,941	353,218	45,398

Operating lease liabilities
Current	863,508	293,792	37,760
Non-current	293,792	—	—
	1,157,300	293,792	37,760
A summary of lease cost recognized in the Group’s consolidated statements of income and supplemental cash flow information related to operating leases is as follows:
	For the Years Ended November 30,
	2022	2023	2024
	HK$	HK$	HK$	US$
Amortization charge of right-of-use assets	480,138	727,315	828,723	106,513
Interest of lease liabilities	14,362	35,832	23,531	3,024
Cash paid for operating leases	516,001	757,329	887,040	114,008
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	—	1,750,851	—	—
Termination of operating lease right-of-use assets and operating lease liabilities	—	128,418	—	—

Schedule of Operating Lease Liabilities	The following table shows the remaining contractual maturities of the Group’s operating lease liabilities as of November 30, 2024:
	Twelve months ended November 30,
	HK$	US$
2025	295,680	38,003
Total future lease payments	295,680	38,003
Less: imputed interest	(1,888)	(243)
Present value of lease obligation	293,792	37,760